Net Income Per Ordinary Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Aug. 17, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Conversion of Stock [Line Items]
Common stock par or stated value per share				$ 0.05	$ 0.05
Conversion Of Temporary Equity Series E Preferred Shares to Class A Ordinary Shares [Member]
Conversion of Stock [Line Items]
Common stock par or stated value per share		$ 0.05
Series A B C D E Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock, Shares Issued		21,427,975
Preferred Stock, Shares Outstanding		21,427,975
Common Class A [Member]
Conversion of Stock [Line Items]
Common stock par or stated value per share	$ 0.05
Restricted Stock [Member]
Conversion of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.48
Antidilutive securities excluded from the computation of earnings per share	69,034
Warrant [Member] | Common Class A [Member]
Conversion of Stock [Line Items]
Antidilutive securities excluded from the computation of earnings per share	29,400
Trust Holdcos [Member]
Conversion of Stock [Line Items]
Number of common stock held in a trust			4,765,903